Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Minimum rents	$ 73,453	$ 71,421	$ 70,728
Tenant recoveries and other rental income	16,050	16,136	17,854
Total revenues	89,503	87,557	88,582
Operating expenses:
Real estate taxes	9,951	9,480	11,017
Property operating	23,111	22,755	23,057
Manager and advisor fees	2,806	3,264	6,413
Company level expenses	2,091	1,822	2,353
Provision for doubtful accounts	433	889	816
General and administrative	549	882	1,405
Provision for impairment of real estate, net	14,934	(1,644)	6,849
Depreciation and amortization	23,463	25,849	29,256
Total operating expenses	77,338	63,297	81,166
Operating income	12,165	24,260	7,416
Other income and (expenses):
Interest expense	(30,847)	(31,217)	(31,020)
Equity in loss of unconsolidated affiliates	(1,493)	(2,373)	(8,277)
Total other income and (expenses)	(32,340)	(33,590)	(39,297)
Loss from continuing operations	(20,175)	(9,330)	(31,881)
Discontinued operations:
Income (loss) from discontinued operations	537	(28,222)	(12,465)
Gain on sale of discontinued operations		822	2,530
Total income (loss) from discontinued operations	537	(27,400)	(9,935)
Net loss	(19,638)	(36,730)	(41,816)
Plus: Net loss attributable to the noncontrolling interests	250	1,090	2,205
Net loss attributable to Jones Lang LaSalle Income Property Trust, Inc.	(19,388)	(35,640)	(39,611)
Net loss from continuing operations attributable to Jones Lang LaSalle Income Property Trust, Inc. per share-basic and diluted	$ (4.82)	$ (1.99)	$ (7.19)
Total income (loss) from discontinued operations per share-basic and diluted	$ 0.13	$ (6.63)	$ (2.40)
Net loss attributable to Jones Lang LaSalle Income Property Trust, Inc. per share-basic and diluted	$ (4.69)	$ (8.62)	$ (9.59)
Weighted average common stock outstanding-basic and diluted	4,137,298	4,135,635	4,128,290
Other comprehensive (loss) income:
Foreign currency translation adjustment	(140)	501	1,846
Total other comprehensive (loss) income	(140)	501	1,846
Net comprehensive loss	$ (19,528)	$ (35,139)	$ (37,765)